Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 725,000
Previously Paid Amount	0.00
Total Fee Amount	63.08
Total Offset Amount	0.00
Net Fee	63.08
Narrative - Max Aggregate Offering Price	$ 725,000
Final Prospectus	true